Information by business segment and geographic area (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 41,784	$ 43,839	$ 54,502
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	27,760	28,188	38,324
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	5,803	6,256	7,053
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	516	472	548
Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	5,193	6,619	5,376
Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,376	1,779	2,590
Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	136	525	611
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	21,577	22,203	28,603
Country Of China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	20,641	20,545	27,296
Country Of China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2	41	159
Country Of China [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		7	55
Country Of China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	642	1,538	904
Country Of China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	292	72	189
Country Of China [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Japan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,219	3,535	4,523
Country Of Japan [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,356	2,557	3,489
Country Of Japan [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	279	208	488
Country Of Japan [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1
Country Of Japan [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	583	765	514
Country Of Japan [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		5	32
Country Of Japan [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Asia Except Japan And China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,308	3,119	4,501
Asia Except Japan And China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,111	2,028	2,998
Asia Except Japan And China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	407	393	515
Asia Except Japan And China [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	10	13	23
Asia Except Japan And China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	513	484	592
Asia Except Japan And China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	267	154	373
Asia Except Japan And China [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		47
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,755	4,137	5,164
Country Of Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,370	1,305	1,778
Country Of Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,684	1,997	2,417
Country Of Brazil [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	502	447	425
Country Of Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	63	60	55
Country Of Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Brazil [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	136	328	489
Country Of United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,623	1,643	1,543
Country Of United States Of America [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			23
Country Of United States Of America [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	262	218	369
Country Of United States Of America [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,361	1,425	1,151
Country Of United States Of America [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Americas Except United States And Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	897	1,199	1,283
Americas Except United States And Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1		5
Americas Except United States And Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	398	472	725
Americas Except United States And Brazil [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1	5	29
Americas Except United States And Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	456	597	362
Americas Except United States And Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	41		40
Americas Except United States And Brazil [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		125	122
Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,351	1,521	2,034
Country Of Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	244	357	558
Country Of Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	55	16	48
Country Of Germany [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2		12
Country Of Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	458	597	657
Country Of Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	592	551	759
Country Of Germany [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Europe Except Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,677	3,836	4,696
Europe Except Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,037	1,396	2,175
Europe Except Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	374	317	194
Europe Except Germany [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			4
Europe Except Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,082	1,126	1,126
Europe Except Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,184	997	1,197
Europe Except Germany [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,377	2,646	2,155
Middle East Africa And Oceania [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			2
Middle East Africa And Oceania [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,342	2,594	2,138
Middle East Africa And Oceania [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	35	27	15
Middle East Africa And Oceania [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		$ 25